Other Non-Current Receivables (Tables)	12 Months Ended
Jun. 30, 2023
Other Non-Current Receivables [Abstract]
Schedule of Other Non-Current Receivables
	As of June 30, 2023	As of June 30, 2022
Receivables with shareholders	8,763,027	-
Total Other Non-Current receivables	$8,763,027	$-